Cash and cash equivalents and interest earning bank deposits (Details 1 - Textuals) - Interbank Deposit Certificate (CDI)	12 Months Ended
Dec. 31, 2021
Minimum
Cash and cash equivalents
Percentage of short-term interest earning bank deposits classified as cash equivalents	75.00%
Percentage of long-term interest earning bank deposits not classified as cash equivalents	89.00%
Maximum
Cash and cash equivalents
Percentage of short-term interest earning bank deposits classified as cash equivalents	103.00%
Percentage of long-term interest earning bank deposits not classified as cash equivalents	100.00%